Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets	12 Months Ended
Dec. 31, 2022
Office lease [Member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Mainly	5 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Mainly	3 years
Bottom of range [Member] | Office lease [Member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Amortization periods of the right-of-use assets	2 years
Bottom of range [Member] | Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Amortization periods of the right-of-use assets	3 years
Top of range [Member] | Office lease [Member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Amortization periods of the right-of-use assets	10 years
Top of range [Member] | Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Amortization periods of the right-of-use assets	4 years